Equity and Remuneration to Shareholders - Schedule of Interest on Equity Declared (Details) - BRL (R$) R$ in Millions					12 Months Ended
	Dec. 17, 2024	Sep. 17, 2024	Jun. 18, 2024	Mar. 21, 2024	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Amount of remuneration					R$ 1,849
Income tax withheld					R$ (175)
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Amount of remuneration	R$ 560	R$ 473	R$ 430	R$ 386
Income tax withheld	R$ (54)	R$ (44)	R$ (41)	R$ (36)